Related Party Transactions (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total	$ 18	$ 349	$ 56
Transportation services to Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transactions with related parties	18		7
Transportation services to Fujian Desheng [Member]
Related Party Transaction [Line Items]
Transactions with related parties		349
Sales of material to suxing [Member]
Related Party Transaction [Line Items]
Transactions with related parties			49
Transportation services from Beijing Banglian [Member]
Related Party Transaction [Line Items]
Transactions with related parties		2,265	2,750
Transportation services from Hainan Tianyi [Member]
Related Party Transaction [Line Items]
Transactions with related parties		1,207	1,109
Transportation services from Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transactions with related parties	1,196	157	144
Purchase raw materials from Suxing [Member]
Related Party Transaction [Line Items]
Transactions with related parties		577	781
Lease services from Fuzhou Tianyu [Member]
Related Party Transaction [Line Items]
Transactions with related parties	305	358	296
Lease services from Fuzhou Tianyu Management [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 35